Schedule of Investments (unaudited) December 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	8,100	$206,413

Airlines — 0.5%
ANA Holdings Inc.(a)	12,200	269,063
Japan Airlines Co. Ltd.(a)	10,800	208,688

		477,751

Auto Components — 2.6%
Aisin Seiki Co. Ltd.	4,300	128,902
Bridgestone Corp.	13,500	442,482
Denso Corp.	11,700	695,121
Koito Manufacturing Co. Ltd.	2,800	190,382
NGK Spark Plug Co. Ltd.	3,600	61,473
Nifco Inc./Japan	1,800	70,522
Stanley Electric Co. Ltd.	3,600	115,938
Sumitomo Electric Industries Ltd.	18,900	250,151
Sumitomo Rubber Industries Ltd.	4,500	38,661
Toyo Tire Corp.	2,700	41,005
Toyoda Gosei Co. Ltd.	1,800	52,216
Toyota Boshoku Corp.	1,800	29,202
Toyota Industries Corp.	4,500	356,966
TS Tech Co. Ltd.	900	27,808
Yokohama Rubber Co. Ltd. (The)	2,700	40,116

		2,540,945

Automobiles — 3.9%
Honda Motor Co. Ltd.	40,500	1,128,759
Isuzu Motors Ltd.	14,400	136,685
Mazda Motor Corp.	15,300	102,548
Subaru Corp.	16,200	323,623
Suzuki Motor Corp.	9,900	458,539
Toyota Motor Corp.	19,884	1,532,442
Yamaha Motor Co. Ltd.	7,500	152,840

		3,835,436

Banks — 4.5%
Aozora Bank Ltd.	2,700	49,766
Chiba Bank Ltd. (The)	17,100	94,075
Concordia Financial Group Ltd.	29,700	104,423
Fukuoka Financial Group Inc.	4,500	79,892
Mebuki Financial Group Inc.	25,200	49,548
Mitsubishi UFJ Financial Group Inc.	327,600	1,447,221
Mizuho Financial Group Inc.	69,750	883,318
Resona Holdings Inc.	54,000	188,499
Seven Bank Ltd.	16,200	34,206
Shinsei Bank Ltd.	3,600	44,318
Sumitomo Mitsui Financial Group Inc.	36,000	1,111,608
Sumitomo Mitsui Trust Holdings Inc.	9,904	304,761

		4,391,635

Beverages — 1.3%
Asahi Group Holdings Ltd.	11,700	480,942
Ito En Ltd.	1,800	113,846
Kirin Holdings Co. Ltd.	22,500	530,437
Suntory Beverage & Food Ltd.	3,600	127,270

		1,252,495

Building Products — 2.0%
AGC Inc.	4,500	156,908
Aica Kogyo Co. Ltd.	1,800	62,153
Daikin Industries Ltd.	6,600	1,465,175
Nichias Corp.	1,800	42,749

Security	Shares	Value

Building Products (continued)
Sanwa Holdings Corp.	4,500	$52,390
TOTO Ltd.	3,600	216,185

		1,995,560

Capital Markets — 1.2%
Daiwa Securities Group Inc.	41,400	188,464
Japan Exchange Group Inc.	14,400	367,933
Nomura Holdings Inc.	90,000	475,083
SBI Holdings Inc.	6,300	149,316

		1,180,796

Chemicals — 5.0%
Air Water Inc.	4,500	79,936
Asahi Kasei Corp.	34,200	349,304
Daicel Corp.	6,300	45,948
Denka Co. Ltd.	1,800	70,260
DIC Corp.	1,800	45,399
JSR Corp.	5,400	150,318
Kansai Paint Co. Ltd.	5,400	166,061
KH Neochem Co. Ltd.	900	23,807
Kuraray Co. Ltd.	8,100	86,064
Mitsubishi Chemical Holdings Corp.	34,200	206,767
Mitsubishi Gas Chemical Co. Inc.	4,500	103,254
Mitsui Chemicals Inc.	4,500	131,847
Nippon Paint Holdings Co. Ltd.	4,300	471,878
Nippon Sanso Holdings Corp.	4,500	83,510
Nissan Chemical Corp.	2,700	168,938
Nitto Denko Corp.	3,600	321,836
NOF Corp.	1,800	91,181
Shin-Etsu Chemical Co. Ltd.	8,700	1,520,151
Showa Denko KK	3,600	76,606
Sumitomo Chemical Co. Ltd.	37,800	151,940
Teijin Ltd.	3,600	67,645
Tokai Carbon Co. Ltd.	5,400	67,471
Tokuyama Corp.	1,800	40,395
Toray Industries Inc.	36,900	218,337
Tosoh Corp.	8,100	126,154
Ube Industries Ltd.	2,700	48,955

		4,913,962

Commercial Services & Supplies — 0.7%
Park24 Co. Ltd.(a)	2,700	46,837
Pilot Corp.	900	25,245
Secom Co. Ltd.	5,400	497,766
Sohgo Security Services Co. Ltd.	1,800	93,273

		663,121

Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,700	83,815
Hazama Ando Corp.	4,500	31,382
Kajima Corp.	12,600	168,659
Kumagai Gumi Co. Ltd.	900	22,647
Kyowa Exeo Corp.	2,700	76,101
Kyudenko Corp.	900	29,028
Maeda Corp.	3,600	31,974
Nippo Corp.	1,800	49,252
Nishimatsu Construction Co. Ltd.	1,800	36,856
Obayashi Corp.	16,200	139,648
Penta-Ocean Construction Co. Ltd.	6,300	54,125
Shimizu Corp.	16,200	117,681
Sumitomo Mitsui Construction Co. Ltd.	3,620	15,007
Taisei Corp.	5,400	185,936
Toda Corp.	6,300	41,677

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Tokyu Construction Co. Ltd.	1,800	$8,630

		1,092,418

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,600	89,926

Consumer Finance — 0.1%
Acom Co. Ltd.	9,900	42,287
AEON Financial Service Co. Ltd.	2,700	32,323
Orient Corp.	13,500	15,168

		89,778

Distributors — 0.1%
PALTAC Corp.	900	48,903

Diversified Financial Services — 0.7%
Financial Products Group Co. Ltd.	900	4,385
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,600	60,410
ORIX Corp.	32,400	497,242
Tokyo Century Corp.	900	71,306
Zenkoku Hosho Co. Ltd.	1,800	82,377

		715,720

Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	63,900	1,637,343

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	16,200	195,037
Chugoku Electric Power Co. Inc. (The)	7,200	84,312
Hokkaido Electric Power Co. Inc.	4,500	16,344
Kansai Electric Power Co. Inc. (The)	18,900	178,245
Kyushu Electric Power Co. Inc.	10,800	92,890
Tohoku Electric Power Co. Inc.	12,600	103,734

		670,562

Electrical Equipment — 2.6%
Fuji Electric Co. Ltd.	2,700	97,152
Furukawa Electric Co. Ltd.	1,800	48,502
Mitsubishi Electric Corp.	52,200	787,209
Nidec Corp.	12,600	1,584,077

		2,516,940

Electronic Equipment, Instruments & Components — 6.4%
Alps Alpine Co. Ltd.	4,500	59,189
Anritsu Corp.	3,600	80,337
Azbil Corp.	3,600	196,658
Daiwabo Holdings Co. Ltd.	400	35,566
Hamamatsu Photonics KK	3,600	205,724
Hitachi Ltd.	25,200	992,184
Horiba Ltd.	900	52,739
Keyence Corp.	2,744	1,541,498
Kyocera Corp.	7,200	441,156
Murata Manufacturing Co. Ltd.	15,200	1,372,115
Omron Corp.	4,500	400,988
Shimadzu Corp.	6,300	244,690
Taiyo Yuden Co. Ltd.	2,700	126,442
TDK Corp.	2,700	406,393
Yokogawa Electric Corp.	4,500	89,525

		6,245,204

Entertainment — 2.5%
Capcom Co. Ltd.	2,300	149,257
Daiichikosho Co. Ltd.	900	31,076
GungHo Online Entertainment Inc.(a)	990	22,131
Koei Tecmo Holdings Co. Ltd.	900	54,918

Security	Shares	Value

Entertainment (continued)
Konami Holdings Corp.	1,800	$101,119
Nexon Co. Ltd.	12,600	388,087
Nintendo Co. Ltd.	2,300	1,466,502
Square Enix Holdings Co. Ltd.	1,800	109,138
Toho Co. Ltd.	3,600	151,678

		2,473,906

Food & Staples Retailing — 2.3%
Aeon Co. Ltd.	19,800	649,165
Ain Holdings Inc.	900	55,528
Cosmos Pharmaceutical Corp.	400	64,623
Create SD Holdings Co. Ltd.	900	33,779
Kobe Bussan Co. Ltd.	3,600	110,882
Kusuri no Aoki Holdings Co. Ltd.	500	43,537
Lawson Inc.	1,800	83,772
Matsumotokiyoshi Holdings Co. Ltd.	1,800	76,711
Seven & i Holdings Co. Ltd.	19,800	701,711
Sugi Holdings Co. Ltd.	900	60,148
Sundrug Co. Ltd.	1,800	71,829
Tsuruha Holdings Inc.	900	127,967
Welcia Holdings Co. Ltd.	3,600	135,813

		2,215,465

Food Products — 1.9%
Ajinomoto Co. Inc.	11,700	264,892
Ariake Japan Co. Ltd.	500	35,934
Calbee Inc.	2,700	81,331
Kagome Co. Ltd.	1,800	63,461
Kewpie Corp.	3,600	79,152
Kikkoman Corp.	3,600	250,007
Kotobuki Spirits Co. Ltd.	900	46,724
Maruha Nichiro Corp.	900	19,352
MEIJI Holdings Co. Ltd.	3,600	253,145
Morinaga & Co. Ltd./Japan	1,800	67,645
Morinaga Milk Industry Co. Ltd.	900	44,283
NH Foods Ltd.	1,800	79,151
Nichirei Corp.	1,800	50,542
Nippon Suisan Kaisha Ltd.	7,200	29,708
Nissin Foods Holdings Co. Ltd.	1,800	154,119
Toyo Suisan Kaisha Ltd.	2,700	131,280
Yakult Honsha Co. Ltd.	3,600	181,316

		1,832,042

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	9,900	202,516
Tokyo Gas Co. Ltd.	9,900	228,598

		431,114

Health Care Equipment & Supplies — 3.5%
Asahi Intecc Co. Ltd.	6,300	229,740
Hoya Corp.	10,300	1,423,614
Japan Lifeline Co. Ltd.	1,800	28,365
Nihon Kohden Corp.	1,800	66,948
Olympus Corp.	28,800	629,446
Sysmex Corp.	3,600	432,370
Terumo Corp.	14,400	601,412

		3,411,895

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	5,400	98,800
Medipal Holdings Corp.	5,400	101,363
Ship Healthcare Holdings Inc.	900	50,036

		250,199

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 1.0%
M3 Inc.	10,800	$1,019,172

Hotels, Restaurants & Leisure — 1.3%
HIS Co. Ltd.(a)(b)	900	13,930
KOMEDA Holdings Co. Ltd.	900	16,257
McDonald’s Holdings Co. Japan Ltd.	2,700	130,757
Oriental Land Co. Ltd.	5,300	874,735
Skylark Holdings Co. Ltd.(a)(b)	5,400	83,528
Sushiro Global Holdings Ltd.	2,700	103,298
Zensho Holdings Co. Ltd.	2,700	70,321

		1,292,826

Household Durables — 3.6%
Casio Computer Co. Ltd.	4,500	82,203
Haseko Corp.	6,300	72,187
Iida Group Holdings Co. Ltd.	4,500	90,833
Nikon Corp.	8,100	51,074
Panasonic Corp.	59,900	690,696
Rinnai Corp.	900	104,431
Sekisui Chemical Co. Ltd.	10,800	204,399
Sekisui House Ltd.	18,000	366,119
Sharp Corp.	6,300	95,435
Sony Corp.	17,100	1,703,458
Sumitomo Forestry Co. Ltd.	4,500	93,883

		3,554,718

Household Products — 0.8%
Lion Corp.	6,300	152,428
Pigeon Corp.	3,200	131,880
Unicharm Corp.	10,800	511,730

		796,038

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,500	61,935

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	2,700	129,319
TOKAI Holdings Corp.	2,700	26,831

		156,150

Insurance — 2.4%
Dai-ichi Life Holdings Inc.	28,800	432,927
MS&AD Insurance Group Holdings Inc.	13,500	410,708
Sompo Holdings Inc.	9,900	400,142
T&D Holdings Inc.	15,300	180,349
Tokio Marine Holdings Inc.	18,000	925,410

		2,349,536

Interactive Media & Services — 0.6%
Dip Corp.	900	23,998
Kakaku.com Inc.	3,600	98,678
Mixi Inc.	1,800	44,649
Z Holdings Corp.	70,200	424,552

		591,877

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.(a)	23,400	225,285
ZOZO Inc.	3,600	88,880

		314,165

IT Services — 2.6%
Digital Garage Inc.	900	37,091
Fujitsu Ltd.	5,000	721,827
GMO Payment Gateway Inc.	900	120,645
Infocom Corp.	900	29,551
Itochu Techno-Solutions Corp.	2,700	96,368

Security	Shares	Value

IT Services (continued)
NEC Corp.	6,300	$338,050
Nihon Unisys Ltd.	1,800	70,435
Nomura Research Institute Ltd.	7,264	259,969
NS Solutions Corp.	900	26,500
NTT Data Corp.	14,400	196,798
Obic Co. Ltd.	1,800	361,412
Otsuka Corp.	2,700	142,525
SCSK Corp.	900	51,431
TIS Inc.	5,400	110,568

		2,563,170

Leisure Products — 1.1%
Bandai Namco Holdings Inc.	5,400	466,855
Shimano Inc.	1,800	419,904
Yamaha Corp.	3,600	211,652

		1,098,411

Machinery — 6.4%
Amada Co. Ltd.	6,300	69,136
Daifuku Co. Ltd.	2,700	333,692
DMG Mori Co. Ltd.	3,600	54,709
FANUC Corp.	4,900	1,203,584
Fuji Corp./Aichi	2,700	70,949
Hino Motors Ltd.	6,300	53,637
Hitachi Construction Machinery Co. Ltd.	1,800	51,082
Hoshizaki Corp.	1,800	165,102
IHI Corp.	3,600	71,376
Japan Steel Works Ltd. (The)	1,800	53,610
Komatsu Ltd.	23,400	638,573
Kubota Corp.	27,900	608,290
Makita Corp.	6,300	315,473
MINEBEA MITSUMI Inc.	9,900	196,380
MISUMI Group Inc.	6,300	206,552
Mitsubishi Heavy Industries Ltd.	9,000	275,113
Miura Co. Ltd.	1,800	100,421
Nabtesco Corp.	2,700	118,204
NGK Insulators Ltd.	6,300	97,144
NSK Ltd.	9,000	78,105
OSG Corp.	2,700	51,544
SMC Corp.	1,600	975,544
Sumitomo Heavy Industries Ltd.	2,700	66,581
Takeuchi Manufacturing Co. Ltd.	900	21,191
THK Co. Ltd.	3,600	116,112
Yaskawa Electric Corp.	5,400	268,313

		6,260,417

Media — 0.3%
Dentsu Group Inc.	5,400	160,308
Hakuhodo DY Holdings Inc.	7,200	98,678

		258,986

Metals & Mining — 0.8%
Asahi Holdings Inc.	900	31,948
JFE Holdings Inc.(a)	14,425	138,040
Nippon Steel Corp.(a)	23,404	301,036
Sumitomo Metal Mining Co. Ltd.	6,300	279,410

		750,434

Multiline Retail — 0.6%
Izumi Co. Ltd.	900	32,559
J Front Retailing Co. Ltd.	6,300	49,731
Marui Group Co. Ltd.	4,500	78,977
Pan Pacific International Holdings Corp.	11,700	270,615
Ryohin Keikaku Co. Ltd.	7,200	146,796

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Seria Co. Ltd.	900	$33,038

		611,716

Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	1,800	32,027
ENEOS Holdings Inc.	78,300	280,908
Idemitsu Kosan Co. Ltd.	5,400	118,727
Inpex Corp.	26,100	140,555
Iwatani Corp.	1,800	110,882

		683,099

Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,700	117,690

Personal Products — 2.3%
Fancl Corp.	1,800	71,742
Kao Corp.	12,600	972,657
Kobayashi Pharmaceutical Co. Ltd.	1,600	195,419
Kose Corp.	900	153,421
Pola Orbis Holdings Inc.	2,700	54,761
Rohto Pharmaceutical Co. Ltd.	2,700	79,893
Shiseido Co. Ltd.	9,900	684,260

		2,212,153

Pharmaceuticals — 6.7%
Astellas Pharma Inc.	45,040	695,373
Chugai Pharmaceutical Co. Ltd.	16,200	863,466
Daiichi Sankyo Co. Ltd.	42,309	1,448,616
Eisai Co. Ltd.	6,300	449,839
Hisamitsu Pharmaceutical Co. Inc.	1,300	77,185
Kaken Pharmaceutical Co. Ltd.	900	34,738
Kyowa Kirin Co. Ltd.	5,400	147,180
Nippon Shinyaku Co. Ltd.	1,400	91,801
Ono Pharmaceutical Co. Ltd.	11,700	352,207
Otsuka Holdings Co. Ltd.	10,800	462,147
Santen Pharmaceutical Co. Ltd.	9,900	160,613
Sawai Pharmaceutical Co. Ltd.	900	40,796
Shionogi & Co. Ltd.	6,300	343,847
Sumitomo Dainippon Pharma Co. Ltd.	3,600	53,105
Takeda Pharmaceutical Co. Ltd.	36,900	1,342,046

		6,562,959

Professional Services — 2.1%
BayCurrent Consulting Inc.	300	52,564
Benefit One Inc.	1,800	53,175
en-japan Inc.	900	26,936
Meitec Corp.	900	46,724
Nihon M&A Center Inc.	3,600	240,593
Outsourcing Inc.	2,700	36,115
Persol Holdings Co. Ltd.	5,400	97,335
Recruit Holdings Co. Ltd.	32,400	1,356,002
SMS Co. Ltd.	1,800	68,865
TechnoPro Holdings Inc.	900	74,531
UT Group Co. Ltd.(a)	900	27,895

		2,080,735

Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	2,700	44,510
Daito Trust Construction Co. Ltd.	1,800	168,066
Daiwa House Industry Co. Ltd.	16,200	480,767
Hulic Co. Ltd.	10,800	118,518
Ichigo Inc.	6,300	18,916
Mitsubishi Estate Co. Ltd.	36,000	577,771
Mitsui Fudosan Co. Ltd.	25,200	526,846

Security	Shares	Value

Real Estate Management & Development (continued)
Nomura Real Estate Holdings Inc.	2,700	$59,704
Open House Co. Ltd.	1,800	66,076
Relo Group Inc.	2,700	65,326
Starts Corp. Inc.	900	24,983
Sumitomo Realty & Development Co. Ltd.	11,700	360,480
Tokyo Tatemono Co. Ltd.	5,400	74,009
Tokyu Fudosan Holdings Corp.	13,500	71,916

		2,657,888

Road & Rail — 3.5%
Central Japan Railway Co.	4,300	607,652
East Japan Railway Co.	9,000	600,174
Hankyu Hanshin Holdings Inc.	6,300	209,298
Hitachi Transport System Ltd.	900	26,762
Keio Corp.	2,700	209,211
Keisei Electric Railway Co. Ltd.	3,600	121,691
Kintetsu Group Holdings Co. Ltd.	4,500	197,007
Kyushu Railway Co.	4,500	96,978
Nagoya Railroad Co. Ltd.	5,400	142,368
Nankai Electric Railway Co. Ltd.	2,700	68,464
Nippon Express Co. Ltd.	1,800	120,819
Odakyu Electric Railway Co. Ltd.	8,100	254,192
Sankyu Inc.	1,800	67,907
Seibu Holdings Inc.	7,200	70,504
Sotetsu Holdings Inc.	1,800	43,132
Tobu Railway Co. Ltd.	5,400	160,831
Tokyu Corp.	12,600	156,333
West Japan Railway Co.	4,500	235,319

		3,388,642

Semiconductors & Semiconductor Equipment — 2.6%
Advantest Corp.	3,600	269,534
Disco Corp.	700	235,605
Lasertec Corp.	2,300	269,776
Renesas Electronics Corp.(a)(b)	22,500	235,144
SCREEN Holdings Co. Ltd.	900	66,250
SUMCO Corp.	6,300	138,088
Tokyo Electron Ltd.	3,300	1,227,372
Tokyo Seimitsu Co. Ltd.	900	42,278
Ulvac Inc.	900	38,486

		2,522,533

Software — 0.4%
Justsystems Corp.	900	62,502
Oracle Corp. Japan	900	117,246
Systena Corp.	1,800	37,710
Trend Micro Inc.(a)	2,700	155,339

		372,797

Specialty Retail — 1.6%
ABC-Mart Inc.	900	50,036
Bic Camera Inc.	2,700	29,943
Fast Retailing Co. Ltd.	700	626,946
Hikari Tsushin Inc.	500	117,100
K’s Holdings Corp.	4,500	62,589
Nitori Holdings Co. Ltd.	2,200	460,691
Nojima Corp.	900	24,661
USS Co. Ltd.	5,400	109,104
Workman Co. Ltd.	600	51,140

		1,532,210

Technology Hardware, Storage & Peripherals — 0.9%
Brother Industries Ltd.	6,300	129,728
Canon Inc.	25,750	493,327

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Elecom Co. Ltd.	900	$46,462
MCJ Co. Ltd.	1,800	19,317
Seiko Epson Corp.	7,200	106,768
Toshiba TEC Corp.	900	32,471

		828,073

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	900	59,364

Tobacco — 0.6%
Japan Tobacco Inc.	27,900	568,026

Trading Companies & Distributors — 4.1%
ITOCHU Corp.	36,000	1,033,503
Kanamoto Co. Ltd.	900	19,317
Kanematsu Corp.	1,800	22,420
Marubeni Corp.	54,000	358,849
Mitsubishi Corp.	33,300	819,558
Mitsui & Co. Ltd.	44,100	807,080
MonotaRO Co. Ltd.	3,600	183,060
Sojitz Corp.	27,000	60,148
Sumitomo Corp.	32,400	428,517
Toyota Tsusho Corp.	5,400	217,841

		3,950,293

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,800	108,964

Wireless Telecommunication Services — 2.8%
KDDI Corp.	36,900	1,095,796
SoftBank Group Corp.	20,700	1,615,580

		2,711,376

Total Common Stocks — 99.7% (Cost: $78,949,610)		97,215,882

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	346,663	$346,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	50,000	50,000

		396,871

Total Short-Term Investments — 0.4% (Cost: $396,756)		396,871

Total Investments in Securities — 100.1% (Cost: $79,346,366)		97,612,753

Other Assets, Less Liabilities — (0.1)%		(92,740)

Net Assets — 100.0%		$97,520,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$233,671	$112,824	(a)	$—		$426	$(50)	$346,871	346,663	$2,386	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	53,000	—		(3,000	)(a)	—	—	50,000	50,000	40		—

						$426	$(50)	$396,871		$2,426		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® JPX-Nikkei 400 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	03/11/21	$280	$4,132

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$97,215,882	$—	$—	$97,215,882
Money Market Funds	396,871	—	—	396,871

	$97,612,753	$—	$—	$97,612,753

Derivative financial instruments(a)
Assets
Futures Contracts	$4,132	$—	$—	$4,132

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

6